SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,131,000	$ 7,131,000		$ 6,840,000
Accumulated Amortization	(3,182,156)	(2,952,481)		(2,059,496)
Net Carrying Amount	$ 3,948,844	$ 4,178,519		4,780,504
Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years
Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	10 years	10 years
Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,860,000	$ 2,860,000		2,569,000
Accumulated Amortization	(1,119,301)	(1,035,443)		(725,724)
Net Carrying Amount	$ 1,740,699	$ 1,824,557		$ 1,843,276
Trade Names [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	8 years	8 years		8 years
Trade Names [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	10 years	10 years		10 years
Customer Relationship [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,669,000	$ 2,669,000		$ 2,669,000
Accumulated Amortization	(1,405,389)	(1,330,972)		(1,033,306)
Net Carrying Amount	$ 1,263,611	$ 1,338,028		$ 1,635,694
Customer Relationship [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years	4 years
Customer Relationship [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	6 years	6 years		6 years
Non-Compete [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,602,000	$ 1,602,000		$ 1,602,000
Accumulated Amortization	(657,466)	(586,066)		(300,466)
Net Carrying Amount	$ 944,534	$ 1,015,934		$ 1,301,534
Non-Compete [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years		4 years
Non-Compete [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	5 years	5 years		5 years